CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - Entity [Domain] - JPY (¥) ¥ in Millions	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock	Total NTT DOCOMO, INC. shareholders' equity	Noncontrolling interests
Beginning Balance at Mar. 31, 2012	¥ 5,108,771	¥ 949,680	¥ 732,592	¥ 3,861,952	¥ (104,529)	¥ (377,168)	¥ 5,062,527	¥ 46,244
Cash dividends declared (JPY 58 in 2013, JPY 60 in 2014 and JPY 60 in 2015 per share)	(240,512)			(240,512)			(240,512)
Cash distributions to noncontrolling interests	(4)							(4)
Acquisition of new subsidiaries	6,957							6,957
Changes in interest in subsidiaries	(1,028)		17				17	(1,045)
Others	120							120
Net income	480,713			491,026			491,026	(10,313)
Other comprehensive income (loss)	55,548				55,417		55,417	131
Ending Balance at Mar. 31, 2013	5,410,565	949,680	732,609	4,112,466	(49,112)	(377,168)	5,368,475	42,090
Cash dividends declared (JPY 58 in 2013, JPY 60 in 2014 and JPY 60 in 2015 per share)	(248,806)			(248,806)			(248,806)
Cash distributions to noncontrolling interests	(1,032)							(1,032)
Acquisition of new subsidiaries	2,588							2,588
Changes in interest in subsidiaries	266		266				266
Others	215							215
Net income	455,953			464,729			464,729	(8,776)
Other comprehensive income (loss)	58,895				58,702		58,702	193
Ending Balance at Mar. 31, 2014	5,678,644	949,680	732,875	4,328,389	9,590	(377,168)	5,643,366	35,278
Purchase of treasury stock	(473,036)					(473,036)	(473,036)
Retirement of treasury stock	(490,986)		(393,092)	(97,894)		490,986
Cash dividends declared (JPY 58 in 2013, JPY 60 in 2014 and JPY 60 in 2015 per share)	(243,360)			(243,360)			(243,360)
Cash distributions to noncontrolling interests	(1,061)							(1,061)
Acquisition of new subsidiaries	732							732
Others	(2)							(2)
Net income	397,316			410,093			410,093	(12,777)
Other comprehensive income (loss)	43,383				43,009		43,009	374
Ending Balance at Mar. 31, 2015	¥ 5,402,616	¥ 949,680	¥ 339,783	¥ 4,397,228	¥ 52,599	¥ (359,218)	¥ 5,380,072	¥ 22,544